Long-Term Debt (Principal Repayments) (Details) (USD $)	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt, Year 1	$ 4,694,000
Long-term debt, Year 2	4,694,000
Long-term debt, Year 3	4,694,000
Long-term debt, Year 4	1,003,605,000
Long-term debt, Year 5	469,746,000
Long-term debt, thereafter	64,000,000
Total long-term debt	$ 1,551,433,000